Consolidated Statements of Operations and Comprehensive (Loss) Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Operations and Comprehensive (Loss) Income
Operating Revenue	$ 3,193,281	$ 3,205,872	$ 3,127,394
Operating Costs and Expenses:
Cost of services rendered and products sold	1,861,669	1,813,706	1,777,304
Selling and administrative expenses	872,026	880,492	895,950
Amortization expense	65,298	91,352	136,000
Goodwill and trade name impairment	908,873	36,700
Restructuring charges	18,177	8,162	11,448
Total operating costs and expenses	3,726,043	2,830,412	2,820,702
Operating (Loss) Income	(532,762)	375,460	306,692
Non-operating Expense (Income)
Interest expense	246,284	273,123	286,933
Interest and net investment income	(7,845)	(10,886)	(9,358)
Loss on extinguishment of debt	55,554	774
Other expense	622	700	733
(Loss) Income from Continuing Operations before Income Taxes	(827,377)	111,749	28,384
(Benefit) provision for income taxes	(114,260)	43,912	10,945
Equity in losses of joint venture	(226)
(Loss) Income from Continuing Operations	(713,343)	67,837	17,439
Loss from discontinued operations, net of income taxes	(200)	(27,016)	(31,998)
Net (Loss) Income	(713,543)	40,821	(14,559)
Net unrealized gains (losses) on securities:
Unrealized (losses) gains	(692)	3,092	2,808
Reclassification adjustment for net losses (gains) realized	1,657	(3,787)	(1,225)
Net unrealized gains (losses) on securities	965	(695)	1,583
Net unrealized gains on derivative instruments:
Unrealized losses	(571)	(3,419)	(24,901)
Reclassification adjustment for net losses realized	12,810	16,733	27,535
Net unrealized gains on derivative instruments	12,239	13,314	2,634
Foreign currency translation	(426)	(1,460)	2,186
Other Comprehensive Income, Net of Income Taxes	12,778	11,159	6,403
Total Comprehensive (Loss) Income	$ (700,765)	$ 51,980	$ (8,156)